11 Short Term Revolving Credit Facility (Dec. 2014 note)	12 Months Ended
Dec. 31, 2014
Line of Credit Facility [Abstract]
11. Short Term Revolving Credit Facility

On August 15, 2014, the Company entered into a Revolving Line of Credit (the “Line of Credit”) with SunTrust Bank (“SunTrust”) with availability equal to a maximum of Two Million Dollars ($2,000,000) (the “Loan Amount”), evidenced by a note (the “Note”). All outstanding amounts under the Note shall be due and payable on August 12, 2015 and shall accrue interest at a rate equal to the one month LIBOR Rate (as defined in Addendum A to the Note) plus 4.75% per annum, subject to adjustment (the “Interest Rate”). Repayment of the Loan Amount is secured by the assets of the Company pursuant to the terms of a security agreement. The Note is subject to certain “events of default”, including, but not limited to, the failure by the Company to pay any amount due and owing under the Note when it becomes due and the entry of a judgment or the issuance or service of any attachment, levy or garnishment against the Company or the property of the Company or the repossession or seizure of the property of the Company. Upon the occurrence of any proscribed event of default, SunTrust shall have no obligation to fund the Note or make any advancement under the Note and SunTrust, at its option, may declare the entire outstanding principal balance, together with all interest thereon, to be immediately due and payable. Upon the occurrence of an event of default, SunTrust may, at its option, charge interest on the unpaid balance of the Note at the lesser of (i) the Interest Rate plus 4% per annum or (ii) the maximum rate allowed by law.

As of December 31, 2014, the Company had no outstanding balances under the Note. During the year ended December 31, 2014, the Company recognized interest expense of $3,833 based on certain non-usage fees on the unused portion of the Loan Amount, as well as amortization of deferred financing costs of $5,687.

Subsequent to the end of the year, on March 2, 2015, the Company and SunTrust Bank entered into a Line of Credit Termination Agreement in order to terminate the Company’s line of credit with SunTrust evidenced by that certain commercial note dated August 15, 2014 in the principal amount of $2,000,000. On the Termination Date, there were no amounts due or payable to SunTrust.